Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments
24	DERIVATIVE FINANCIAL INSTRUMENTS
The derivative financial instruments of the Group are mainly commodity futures, commodity swaps and commodity forwards contracts, as presented in Note 4.3.